Acquisitions and Divestitures - Assets Acquired and Liabilities Assumed (Details) CAD in Millions, $ in Millions, IDR in Billions					12 Months Ended
	Jul. 06, 2017 USD ($)	Jul. 04, 2017 USD ($)	Dec. 07, 2016 USD ($)	Oct. 10, 2016 USD ($)	Dec. 31, 2017 USD ($)	Aug. 17, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 10, 2016 IDR	Sep. 02, 2016 USD ($)	Sep. 02, 2016 CAD
Liabilities:
Goodwill					$ 2,904.7		$ 1,633.7
Allied World
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired	94.60%					5.40%
Assets:
Insurance contract receivables	$ 1,212.5
Portfolio investments	8,568.7
Recoverable from reinsurers	2,363.6
Deferred income taxes	0.0
Goodwill and intangible assets	1,726.9
Other assets	223.5
Assets	14,095.2
Liabilities:
Accounts payable and accrued liabilities	300.7
Income taxes payable	3.4
Deferred income taxes	118.0
Funds withheld payable to reinsurers	193.5
Insurance contract liabilities	8,467.7
Borrowings	860.5
Liabilities	9,943.8
Non-controlling interests	173.5
Purchase consideration	3,977.9					$ 229.0
Excess of fair value of net assets acquired over purchase consideration	0.0
Assets acquired (liabilities assumed)	14,095.2
Subsidiary cash and cash equivalents	1,195.4
Restricted cash and cash equivalents	4.8
Goodwill	937.9
Identifiable intangible assets recognised as of acquisition date	789.0
Grivalia Properties
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired		52.60%
Assets:
Insurance contract receivables		$ 0.0
Portfolio investments		139.1
Recoverable from reinsurers		0.0
Deferred income taxes		0.3
Goodwill and intangible assets		0.0
Other assets		1,020.4
Assets		1,159.8
Liabilities:
Accounts payable and accrued liabilities		25.3
Income taxes payable		4.2
Deferred income taxes		0.0
Funds withheld payable to reinsurers		0.0
Insurance contract liabilities		0.0
Borrowings		137.6
Liabilities		167.1
Non-controlling interests		470.5
Purchase consideration		519.7
Excess of fair value of net assets acquired over purchase consideration		2.5
Assets acquired (liabilities assumed)		1,159.8
Subsidiary cash and cash equivalents		$ 26.3
Fairfax Latam
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired					100.00%
Assets:
Insurance contract receivables					$ 235.8
Portfolio investments					250.4
Recoverable from reinsurers					597.7
Deferred income taxes					48.3
Goodwill and intangible assets					23.3
Other assets					51.1
Assets					1,206.6
Liabilities:
Accounts payable and accrued liabilities					172.3
Income taxes payable					9.0
Deferred income taxes					21.5
Funds withheld payable to reinsurers					9.8
Insurance contract liabilities					826.1
Borrowings					0.0
Liabilities					1,038.7
Non-controlling interests					0.0
Purchase consideration					167.9
Excess of fair value of net assets acquired over purchase consideration					0.0
Assets acquired (liabilities assumed)					1,206.6
Subsidiary cash and cash equivalents					67.2
Other
Assets:
Insurance contract receivables					0.4		41.3
Portfolio investments					76.0		22.1
Recoverable from reinsurers					0.7		1.1
Deferred income taxes					5.0		8.5
Goodwill and intangible assets					385.5		146.1
Other assets					288.7		205.3
Assets					756.3		424.4
Liabilities:
Accounts payable and accrued liabilities					167.4		48.3
Income taxes payable					1.1
Deferred income taxes					4.3		12.2
Funds withheld payable to reinsurers					0.1		0.4
Insurance contract liabilities					3.0		59.7
Borrowings					83.9		48.1
Liabilities					259.8		168.7
Non-controlling interests					8.1		57.3
Purchase consideration					488.4		191.6
Excess of fair value of net assets acquired over purchase consideration					0.0		6.8
Assets acquired (liabilities assumed)					$ 756.3		$ 424.4
Bryte Insurance
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired			100.00%
Assets:
Insurance contract receivables			$ 45.0
Portfolio investments			220.4
Recoverable from reinsurers			85.8
Deferred income taxes			11.4
Goodwill and intangible assets			16.8
Other assets			10.8
Assets			390.2
Liabilities:
Accounts payable and accrued liabilities			88.4
Deferred income taxes			0.0
Funds withheld payable to reinsurers			1.4
Insurance contract liabilities			172.4
Borrowings			0.0
Liabilities			262.2
Non-controlling interests			0.0
Purchase consideration			128.0
Excess of fair value of net assets acquired over purchase consideration			0.0
Assets acquired (liabilities assumed)			390.2
Subsidiary cash and cash equivalents			48.4
Goodwill			11.5
Identifiable intangible assets recognised as of acquisition date			$ 5.3
AMAG
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired				80.00%				80.00%
Assets:
Insurance contract receivables				$ 8.9
Portfolio investments				99.9
Recoverable from reinsurers				26.4
Deferred income taxes				0.0
Goodwill and intangible assets				161.2
Other assets				25.9
Assets				322.3
Liabilities:
Accounts payable and accrued liabilities				16.6
Deferred income taxes				11.1
Funds withheld payable to reinsurers				5.4
Insurance contract liabilities				76.3
Borrowings				0.0
Liabilities				109.4
Non-controlling interests				34.0
Purchase consideration				178.9				IDR 2,322
Excess of fair value of net assets acquired over purchase consideration				0.0
Assets acquired (liabilities assumed)				322.3
Subsidiary cash and cash equivalents				6.2
Goodwill				43.0
Identifiable intangible assets recognised as of acquisition date				$ 118.2
St-Hubert
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired									100.00%	100.00%
Assets:
Insurance contract receivables									$ 0.0
Portfolio investments									0.0
Recoverable from reinsurers									0.0
Deferred income taxes									0.0
Goodwill and intangible assets									319.4
Other assets									180.0
Assets									499.4
Liabilities:
Accounts payable and accrued liabilities									30.7
Deferred income taxes									54.9
Funds withheld payable to reinsurers									0.0
Insurance contract liabilities									0.0
Borrowings									0.0
Liabilities									85.6
Non-controlling interests									0.0
Purchase consideration									413.8	CAD 538.7
Excess of fair value of net assets acquired over purchase consideration									0.0
Assets acquired (liabilities assumed)									$ 499.4
Percentage of economic interests									38.90%	38.90%
Goodwill									$ 85.2
Identifiable intangible assets recognised as of acquisition date									234.2
Customer and broker relationships | Allied World
Liabilities:
Identifiable intangible assets recognised as of acquisition date	574.0
Lloyd's participation rights | Allied World
Liabilities:
Identifiable intangible assets recognised as of acquisition date	87.0
Brand names | Allied World
Liabilities:
Identifiable intangible assets recognised as of acquisition date	$ 71.0
Brand names | St-Hubert
Liabilities:
Identifiable intangible assets recognised as of acquisition date									$ 183.1